Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

Note 10: Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), included in stockholders’ equity, are as follows:

	2023	2022

	(In thousands)
Net unrealized loss on securities available-for-sale	$(8,922)	$(10,984)
Net unrealized loss for funded status of defined benefit plan liability	(543)	(835)
	(9,465)	(11,819)
Tax effect	1,987	2,483
Net-of-tax amount	$(7,478)	$(9,336)